Lease Commitments Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Rental expense, net of sublease income	$ 382	$ 387	$ 356